Investments in Equity Affiliates, Statements of Operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenue:
Rental income	$ 103,873	$ 99,417	$ 95,938
Interest income	9,507	11,985	10,216
Operating income	143,743	195,905	130,931
Reimbursement income	7,378	7,085	6,801
Other income	11,329	8,273	15,320
Total revenues	275,830	322,665	259,206
Expenses:
Operating expenses	213,126	198,976	157,773
Interest expense	44,354	46,018	43,767
Depreciation and amortization	30,539	30,376	21,763
Other expenses	22,471	91	1,628
Total expenses	310,490	275,461	224,931
Net (loss) income	(34,660)	47,204	34,275
Arbor's Share of (loss) income	4,451	(12,995)	(12,301)
Interest income an equity participation	1,500
Interest income of an equity method investment after adjusting	3,000
Arbor Residential Investor LLC
Revenue:
Interest income	9,248	11,726	9,957
Operating income	143,743	195,905	129,567
Other income	2,909	213	196
Total revenues	155,900	207,844	139,720
Expenses:
Operating expenses	154,837	142,297	101,165
Interest expense	11,436	13,331	9,824
Depreciation and amortization	1,384	1,127	752
Other expenses	22,000
Total expenses	189,657	156,755	111,741
Net (loss) income	(33,757)	51,089	27,979
Arbor's Share of (loss) income	7,247	(9,950)	(6,600)
Other
Revenue:
Rental income	103,873	99,417	95,938
Interest income	259	259	259
Operating income			1,364
Reimbursement income	7,378	7,085	6,801
Other income	8,420	8,060	15,124
Total revenues	119,930	114,821	119,486
Expenses:
Operating expenses	58,289	56,679	56,608
Interest expense	32,918	32,687	33,943
Depreciation and amortization	29,155	29,249	21,011
Other expenses	471	91	1,628
Total expenses	120,833	118,706	113,190
Net (loss) income	(903)	(3,885)	6,296
Arbor's Share of (loss) income	$ (2,796)	$ (3,045)	$ (5,701)